Other Information	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
OTHER INFORMATION

NOTE 22 — OTHER INFORMATION

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Interest	$39.9	$2.7	$27.2	$29.6
Income taxes (net of refunds)	$3.6	$0.3	$14.5	$7.6

Cash payments for interest in the year ended December 31, 2011 by the Successor were $39.9 million, which included $3.9 million of interest on the Senior PIK Notes that accrued from December 15, 2010, the last date that interest was paid through issuance of new Senior PIK Notes.

At December 31, 2011, there were 1,001 ordinary shares of Holdings authorized, issued and outstanding.

During the Successor year ended December 31, 2011, Holdings entered into leases accounted for as capital leases. The capitalized lease asset and capitalized leased obligation was $0.7 million at the inception of the leases. There were no new capital leases entered into during the year ended December 31, 2010.